China Sector Leader Fund
China Sector Leader Fund
Investment Objective
The investment objective of China Sector Leader Fund (the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of China Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees China Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses China Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		7.55%	7.38%	4.12%
Total Annual Fund Operating Expenses		9.00%	9.58%	5.32%
Fee Waiver and Expense Reimbursement	[1]	(7.05%)	(6.88%)	(3.62%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.95%	2.70%	1.70%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.95% (for Class A Shares), 2.70% (for Class C Shares) and 1.70% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example China Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	762	2,441	3,988	7,346
Class C Shares	373	2,144	3,848	7,470
Class I Shares	173	1,268	2,357	5,048

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption China Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	762	2,441	3,988	7,346
Class C Shares	273	2,144	3,848	7,470
Class I Shares	173	1,268	2,357	5,048

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 302% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, China Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in China or (ii) that are tied economically to China, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

China includes its special administrative regions, including Hong Kong and Macau. The Investment Manager determines that an investment is tied economically to China if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in China; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in China; 3) the investment is included in an index representative of China; and 4) the investment is exposed to the economic risks and returns of China.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Fund may invest in B shares listed on the Shanghai and Shenzhen stock exchanges; H shares, Red Chip shares and shares of Hong Kong-domiciled companies and Macau-domiciled companies, all listed on the Hong Kong Stock Exchange; and shares of companies that conduct their business in China but are listed on overseas exchanges.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

China Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in China. Therefore, social, political and economic conditions and changes in the regulatory, tax or economic policy in China could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in China – Because the Fund concentrates its investments in China, including Hong Kong and Macau, the Fund’s performance will be closely tied to their economic and political conditions and the geopolitical conditions in China. Military conflicts, in response to either internal social unrest or conflicts with other countries, could disrupt economic development in this region. Territorial border disputes persist with certain neighboring countries. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily. In addition, changes in the regulatory environment may also impact the securities market, and other changes in the legal, tax and regulatory regime in China may also adversely affect the performance of the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI China Index.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 2.68%.

Best Quarter:	9.01%	12/31/2011
Worst Quarter:	-30.62%	9/30/2011

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI China Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Average Annual Returns China Sector Leader Fund	1 Year	Since Inception	Inception Date
Class I Shares	(23.81%)	(13.88%)	Sep. 24, 2010
Class I Shares After Taxes on Distributions	(26.36%)	(16.16%)
Class I Shares After Taxes on Distributions and Sale of Fund Shares	(15.45%)	(13.04%)
Class A Shares	(28.20%)	(17.88%)	Sep. 24, 2010
Class C Shares	(25.11%)	(14.61%)	Sep. 24, 2010
MSCI China Index (reflects no deduction for fees, expenses or taxes)	(18.24%)	(13.37%)